Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2013
Net interest revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2011
Non-interest revenue	¥389,404	¥62,670	¥532,527	¥71,684	¥1,056,285
Net interest revenue	3,029	3,865	93,607	(9,192)	91,309

Net revenue	392,433	66,535	626,134	62,492	1,147,594
Non-interest expenses	291,245	46,513	622,000	77,685	1,037,443

Income (loss) before income taxes	¥101,188	¥20,022	¥4,134	¥(15,193)	¥110,151

Year ended March 31, 2012
Non-interest revenue	¥347,385	¥63,022	¥428,738	¥572,918	¥1,412,063
Net interest revenue	2,873	2,778	126,311	(11,973)	119,989

Net revenue	350,258	65,800	555,049	560,945	1,532,052
Non-interest expenses	287,128	45,281	592,701	525,792	1,450,902

Income (loss) before income taxes	¥63,130	¥20,519	¥(37,652)	¥35,153	¥81,150

Year ended March 31, 2013
Non-interest revenue	¥394,294	¥66,489	¥491,773	¥695,695	¥1,648,251
Net interest revenue	3,631	2,448	153,083	(31,467)	127,695

Net revenue	397,925	68,937	644,856	664,228	1,775,946
Non-interest expenses	297,297	47,768	573,199	657,637	1,575,901

Income (loss) before income taxes	¥100,628	¥21,169	¥71,657	¥6,591	¥200,045

Major components of income (loss) before income taxes in "Other"

The following table presents the major components of income (loss) before income taxes in “Other.”

	Millions of yen
	Year ended March 31
	2011	2012	2013
Net gain related to economic hedging transactions	¥2,290	¥8,372	¥989
Realized gain on investments in equity securities held for operating purposes	219	198	1,001
Equity in earnings of affiliates	8,996	10,613	14,401
Corporate items(1)(3)	(34,476)	(32,129)	17,652
Other(2) (3)	7,778	48,099	(27,452)

Total(3)	¥(15,193)	¥35,153	¥6,591

(1)	Includes the gain due to the business combination with NLB in Corporate items during the year ended March 31, 2012.
(2)	Includes the impact of Nomura’s own creditworthiness.
(3)	In accordance with the realignment in April 2012, certain prior period amounts of Wholesale and “Other” have been reclassified to conform to the current period presentation.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

The table below presents a reconciliation of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income.

	Millions of yen
	Year ended March 31
	2011	2012	2013
Net revenue	¥1,147,594	¥1,532,052	¥1,775,946
Unrealized gain (loss) on investments in equity securities held for operating purposes	(16,896)	3,807	37,685

Consolidated net revenue	¥1,130,698	¥1,535,859	¥1,813,631

Non-interest expenses	¥1,037,443	¥1,450,902	¥1,575,901
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,037,443	¥1,450,902	¥1,575,901

Income before income taxes	¥110,151	¥81,150	¥200,045
Unrealized gain (loss) on investments in equity securities held for operating purposes	(16,896)	3,807	37,685

Consolidated income before income taxes	¥93,255	¥84,957	¥237,730

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

The tables below present a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2011	2012	2013
Net revenue(1):
Americas	¥168,889	¥143,350	¥208,962
Europe	257,135	195,826	172,761
Asia and Oceania	44,474	34,819	43,265

Subtotal	470,498	373,995	424,988
Japan	660,200	1,161,864	1,388,643

Consolidated	¥1,130,698	¥1,535,859	¥1,813,631

Income (loss) before income taxes:
Americas	¥4,410	¥(24,612)	¥25,730
Europe	(43,627)	(91,544)	(93,099)
Asia and Oceania	(16,296)	(12,937)	(12,063)

Subtotal	(55,513)	(129,093)	(79,432)
Japan	148,768	214,050	317,162

Consolidated	¥93,255	¥84,957	¥237,730

	March 31
	2011	2012	2013
Long-lived assets:
Americas	¥91,295	¥94,698	¥118,302
Europe	115,352	114,195	111,381
Asia and Oceania	31,642	23,892	20,471

Subtotal	238,289	232,785	250,154
Japan	270,945	973,711	294,002

Consolidated	¥509,234	¥1,206,496	¥544,156

(1)	There is no revenue derived from transactions with a single major external customer.